Document and Entity Information	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Document Creation Date	Nov. 03, 2026
Entity Registrant Name	InMed Pharmaceuticals Inc.
Entity Incorporation State Country Code	A1
Entity File Number	001-39685
Entity Tax Identification Number	98-1428279
Entity Address Address Line 1	c/o Norton Rose Fulbright Canada LLP
Entity Address Address Line 2	Suite 1800 - 510 West Georgia Street
Entity Address City Or Town	Vancouver
Entity Address State Or Province	BC
Entity Address Country	CA
Entity Address Postal Zip Code	V6B 0M3
City Area Code	604
Local Phone Number	669-7207
Entity Information Former Legal Or Registered Name	InMed Pharmaceuticals Inc.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares
Trading Symbol	INM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--06-30
Amendment Flag	false
Entity Central Index Key	0001728328